Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 4,969,507		₨ 3,609,680
Advance from customers	1,050,899		376,487
Accrued expenses	4,106,167		4,326,210
Other payables	1,210,314		911,576
Trade and other current payables	11,336,886	$ 149,549	9,223,953
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 10,510,409		₨ 8,193,923